Description of Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Feb. 28, 2017
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of business –
Constellation Brands, Inc. and its subsidiaries operate primarily in the beverage alcohol industry. Unless the context otherwise requires, the terms “Company,” “CBI,” “we,” “our,” or “us” refer to Constellation Brands, Inc. and its subsidiaries. We are an international beverage alcohol company with a broad portfolio of consumer-preferred high-end imported and craft beer brands, and premium wine and spirits brands.

Basis of presentation –
Principles of consolidation:
Our consolidated financial statements include our accounts and our majority-owned and controlled domestic and foreign subsidiaries, as well as a certain variable interest entity (“VIE”) for which we are the primary beneficiary (see Note 2). All intercompany accounts and transactions are eliminated in consolidation.

Equity method investments:
If we are not required to consolidate our investment in another entity, we use the equity method when we (i)  can exercise significant influence over the other entity and (ii)  hold common stock and/or in-substance common stock of the other entity. Under the equity method, investments are carried at cost, plus or minus our equity in the increases and decreases in the investee’s net assets after the date of acquisition. Dividends received from the investee reduce the carrying amount of the investment.

Management’s use of estimates:
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Summary of significant accounting policies –
Revenue recognition:
We record revenue (referred to in our financial statements as “sales”) when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is reasonably assured. Delivery is not considered to have occurred until risk of loss passes to the customer according to the terms of the contract between us and our customer. Risk of loss is usually transferred upon shipment to or receipt at our customers’ locations, as determined by the specific sales terms of the transactions. Our sales terms do not allow for a right of return except for matters related to any manufacturing defects on our part. Amounts billed to customers for shipping and handling are included in sales. Sales reflect reductions attributable to consideration given to customers in various customer incentive programs, including pricing discounts on single transactions, volume discounts, promotional and advertising allowances, coupons and rebates.

Excise taxes remitted to governmental tax authorities are shown on a separate line item as a reduction of sales. Excise taxes are recognized in our results of operations when the related sale is recorded.

Cost of product sold:
The types of costs included in cost of product sold are raw materials, packaging materials, manufacturing costs, plant administrative support and overheads, and freight and warehouse costs (including distribution network costs). Distribution network costs include inbound freight charges and outbound shipping and handling costs, purchasing and receiving costs, inspection costs, warehousing and internal transfer costs.

Selling, general and administrative expenses:
The types of costs included in selling, general and administrative expenses consist predominately of advertising and non-manufacturing administrative and overhead costs. Distribution network costs are included in cost of product sold. We expense advertising costs as incurred, shown or distributed. Advertising expense for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, was $552.8 million, $468.3 million and $406.1 million, respectively.

Foreign currency translation:
The functional currency of our foreign subsidiaries is generally the respective local currency. The translation from the applicable foreign currencies to U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate for the period. The resulting translation adjustments are recorded as a component of Accumulated Other Comprehensive Income (“AOCI”). Gains or losses resulting from foreign currency denominated transactions are included in selling, general and administrative expenses.

Cash and cash equivalents:
Cash equivalents consist of highly liquid investments with an original maturity when purchased of three months or less and are stated at cost, which approximates fair value.

Fair value of financial instruments:
We calculate the estimated fair value of financial instruments using quoted market prices whenever available. When quoted market prices are not available, we use standard pricing models for various types of financial instruments (such as forwards, options and swaps) which take into account the present value of estimated future cash flows (see Note 7).

Derivative instruments:
We enter into derivative instruments to manage our exposure to fluctuations in foreign currency exchange rates, commodity prices and interest rates. We enter into derivatives for risk management purposes only, including derivatives designated in hedge accounting relationships as well as those derivatives utilized as economic hedges. We do not enter into derivatives for trading or speculative purposes. We recognize all derivatives as either assets or liabilities and measure those instruments at estimated fair value (see Note 6, Note 7). We present our derivative positions gross on our balance sheets.

Changes in fair values (to the extent of hedge effectiveness) of outstanding cash flow hedges are deferred in stockholders’ equity as a component of AOCI. These deferred gains or losses are recognized in our results of operations in the same period in which the hedged items are recognized and on the same financial statement line item as the hedged items. Any ineffectiveness associated with these derivative instruments is recognized immediately in our results of operations.

Changes in fair values for derivative instruments not designated in a hedge accounting relationship are recognized directly in our results of operations each period and on the same financial statement line item as the hedged item. For purposes of measuring segment operating performance, the net gain (loss) from the changes in fair value of our undesignated commodity derivative contracts, prior to settlement, is reported outside of segment operating results until such time that the underlying exposure is recognized in the segment operating results. Upon settlement, the net gain (loss) from the changes in fair value of the undesignated commodity derivative contracts is reported in the appropriate operating segment, allowing our operating segment results to reflect the economic effects of the commodity derivative contracts without the resulting unrealized mark to fair value volatility.

Cash flows from the settlement of derivatives, including both economic hedges and those designated in hedge accounting relationships, appear on our statements of cash flows in the same categories as the cash flows of the hedged items.

Inventories:
Inventories are stated at the lower of cost (primarily computed in accordance with the first-in, first-out method) or net realizable value. Elements of cost include materials, labor and overhead.

Bulk wine inventories are included as in-process inventories within current assets, in accordance with the general practices of the wine industry, although a portion of such inventories may be aged for periods greater than one year. A substantial portion of barreled whiskey and brandy will not be sold within one year because of the duration of the aging process. All barreled whiskey and brandy are classified as in-process inventories and are included in current assets, in accordance with industry practice. Warehousing, insurance, ad valorem taxes and other carrying charges applicable to barreled whiskey and brandy held for aging are included in inventory costs.

We assess the valuation of our inventories and reduce the carrying value of those inventories that are obsolete or in excess of our forecasted usage to their estimated net realizable value based on analyses and assumptions including, but not limited to, historical usage, future demand and market requirements.

Property, plant and equipment:
Property, plant and equipment is stated at cost. Major additions and improvements are recorded as an increase to the property accounts, while maintenance and repairs are expensed as incurred. The cost of properties sold or otherwise disposed of and the related accumulated depreciation are eliminated from the balance sheet accounts at the time of disposal and resulting gains and losses are included as a component of operating income.

Depreciation:
Depreciation is computed primarily using the straight-line method over the following estimated useful lives:

Years
Land improvements	15 to 32
Vineyards	16 to 26
Buildings and improvements	10 to 50
Machinery and equipment	3 to 35
Motor vehicles	3 to 7

Goodwill and other intangible assets:
Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. We review our goodwill and indefinite lived intangible assets annually for impairment, or sooner, if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We use January 1 as our annual impairment test measurement date. Indefinite lived intangible assets consist principally of trademarks. Intangible assets determined to have a finite life, primarily customer relationships, are amortized over their estimated useful lives and are subject to review for impairment in accordance with authoritative guidance for long-lived assets. Note 9 provides a summary of intangible assets segregated between amortizable and nonamortizable amounts.

Indemnification liabilities:
We have indemnified respective parties against certain liabilities that may arise in connection with certain acquisitions and divestitures. Indemnification liabilities are recognized when probable and estimable and included in other liabilities (see Note 13).

Income taxes:
We use the asset and liability method of accounting for income taxes. This method accounts for deferred income taxes by applying statutory rates in effect at the balance sheet date to the difference between the financial reporting and tax bases of assets and liabilities. We provide for taxes that may be payable if undistributed earnings of foreign subsidiaries were to be remitted to the U.S., except for those earnings that we consider to be indefinitely reinvested. Interest and penalties are recognized as a component of provision for income taxes.

Net income per common share attributable to CBI:
We have two classes of common stock with a material number of shares outstanding:  Class A Common Stock and Class B Convertible Common Stock (see Note 14). In addition, we have another class of common stock with an immaterial number of shares outstanding:  Class 1 Common Stock (See Note 14). If we pay a cash dividend on Class B Convertible Common Stock, each share of Class A Common Stock will receive an amount at least ten percent greater than the amount of the cash dividend per share paid on Class B Convertible Common Stock. Class B Convertible Common Stock shares are convertible into shares of Class A Common Stock on a one-to-one basis at any time at the option of the holder.

We use the two-class method for the computation and presentation of net income per common share attributable to CBI (hereafter referred to as “net income per common share”) (see Note 16). The two-class method is an earnings allocation formula that calculates basic and diluted net income per common share for each class of common stock separately based on dividends declared and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Under the two-class method, Class A Common Stock is assumed to receive a ten percent greater participation in undistributed earnings than Class B Convertible Common Stock, in accordance with the respective minimum dividend rights of each class of stock.

Net income per common share – basic excludes the effect of common stock equivalents and is computed using the two-class method. Net income per common share – diluted for Class A Common Stock reflects the potential dilution that could result if securities or other contracts to issue common stock were exercised or converted into common stock. Net income per common share – diluted for Class A Common Stock is computed using the more dilutive of the if-converted or two-class method. Net income per common share – diluted for Class A Common Stock is computed using the if-converted method and assumes the exercise of stock options using the treasury stock method and the conversion of Class B Convertible Common Stock as this method is more dilutive than the two-class method. Net income per common share – diluted for Class B Convertible Common Stock is computed using the two-class method and does not assume conversion of Class B Convertible Common Stock into shares of Class A Common Stock.

Stock-based employee compensation:
We have two stock-based employee compensation plans (see Note 15). We apply a grant date fair-value-based measurement method in accounting for our stock-based payment arrangements and record all costs resulting from stock-based payment transactions ratably over the requisite service period. Stock-based awards are subject to specific vesting conditions, generally time vesting, or upon retirement, disability or death of the employee (as defined by the plan), if earlier. For awards granted to retirement-eligible employees, we recognize compensation expense ratably over the period from the date of grant to the date of retirement-eligibility.